Non-controlling interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	$ 542	$ 615	$ 626
Changes during period	(14)	(99)	(10)
Net income attributable to non-controlling interest	(129)	26	(1)
Impairment of goodwill			(94)
Balance, end of period	399	542	615
As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest		26	93
Ship Finance International Ltd VIEs
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	(69)	14	32
Changes during period	(14)	(112)	0
Net income attributable to non-controlling interest	24
Impairment of goodwill			(48)
Balance, end of period	(59)	(69)	14
Ship Finance International Ltd VIEs | As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest		29	30
North Atlantic Drilling Ltd
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	165	179	205
Changes during period	0	7	8
Net income attributable to non-controlling interest	(89)
Impairment of goodwill			(18)
Balance, end of period	76	165	179
North Atlantic Drilling Ltd | As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest		(21)	(16)
Asia Offshore Drilling Ltd
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	149	140	134
Changes during period	0	0	(14)
Net income attributable to non-controlling interest	0
Impairment of goodwill			0
Balance, end of period	149	149	140
Asia Offshore Drilling Ltd | As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest		9	20
Sevan Drilling ASA
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	291	282	251
Changes during period	0	0	0
Net income attributable to non-controlling interest	(65)
Impairment of goodwill			(28)
Balance, end of period	226	291	282
Sevan Drilling ASA | As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest		9	59
Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period	6	0	4
Changes during period	0	6	(4)
Net income attributable to non-controlling interest	1
Impairment of goodwill			0
Balance, end of period	$ 7	6	0
Seadrill Nigeria Operations Limited | As previously filed on Form 20-F
Changes in non-controlling interest [Roll Forward]
Net income attributable to non-controlling interest		$ 0	$ 0